Functional and presentation currency	12 Months Ended
Dec. 31, 2023
Functional and presentation currency
Functional and presentation currency
4	Functional and presentation currency

These consolidated financial statements are presented in Brazilian Reais (“R$”), which is the Company’s functional currency. All amounts are rounded to the nearest thousands, except when otherwise indicated.